Financial Risk Management (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Expected gain (loss) on foreign exchange movement	$ 1,680	$ (93)
Foreign Exchange Risk
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign exchange risk, percent	10.00%	10.00%